RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2022
Risk Management
SCHEDULE OF FOREIGN CURRENCY FINANCIAL ASSETS AND LIABILITIES

Foreign currency denominated financial assets and liabilities which expose the Company to currency risk are disclosed below. The amount shown are those reported and translated into CAD at the closing rate.

	Short -term exposure		Long-term exposure
	USD	BWP	BWP
December 31, 2022
Financial assets	2,834,303	473,980	32,058,793
Financial liabilities	(1,246,825)	(2,176,110)	(1,530,341)
Total exposure	1,587,477	(1,702,130)	30,528,452

	Short -term exposure		Long-term exposure
	USD	BWP	BWP
December 31, 2021
Financial assets	244,154	155,548	739,767
Financial liabilities	(34,231)	(130,270)	-
Total exposure	209,924	25,278	739,767

SCHEDULE OF CHANGES IN EXCHANGE RATES

If the CAD strengthened against the USD and BWP by 5% respectively, (2021 – 5%), it would have had the following impact:

	Profit for the year			Long-term exposure profit for the year
	USD	BWP	Total	BWP
December 31, 2022	79,374	(85,106)	(5,733)	1,526,423
December 31, 2021	10,496	1,264	11,760	36,988

If the CAD weakened against the USD and BWP by 5% respectively, (2021 – 5%), it would have had the following impact:

	Profit for the year			Long-term exposure profit for the year
	USD	BWP	Total	BWP
December 31, 2022	(79,374)	85,106	5,733	(1,526,423)
December 31, 2021	(10,496)	(1,264)	(11,760)	(36,988)

SCHEDULE OF CONTRACTUAL OBLIGATIONS

The following table shows the Company’s contractual obligations as at December 31, 2022:

December 31, 2022	Less than 1 year	1 - 2 years	2 - 5 years	Total
Trade payables and
accrued liabilities	4,450,966	-	-	4,450,966
Vehicle financing	50,291	50,291	64,062	164,644
Lease liability	1,365,697	1,365,697	-	2,731,394
	5,866,954	1,415,988	64,062	7,347,004

SCHEDULE OF COMPONENTS OF EQUITY DEFICIENCY, LOANS AND BORROWING, OTHER CURRENT LIABILITIES, NET OF CASH

In the management of capital, the Company includes the components of equity (deficiency), loans and borrowings, and other current liabilities, net of cash.

	December 31, 2022	December 31, 2021
Shareholder’s equity (deficiency)	27,188,344	(4,316,964)
Current liabilities	12,462,372	580,486
	39,650,716	(3,736,478)
Cash	(5,162,991)	(1,990,203)
	34,487,725	(5,726,681)